Offerings	Aug. 15, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Prologis, Inc.
Fee Rate	0.01531%
Offering Note	Note 1.a. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Note 1.b. There are hereby registered such indeterminate number of shares of Common Stock, par value $0.01 per share, as may be issued upon the conversion of Preferred Stock of Prologis, Inc. or the exchange of the Exchangeable Debt Securities of Prologis, L.P. for which no separate consideration will be received. Note 1.c. There are hereby registered such indeterminate number of shares of Common Stock, par value $0.01 per share, as may be issued at an indeterminate price of issuance upon the exercise of Rights to Purchase Common Stock and Warrants to Purchase Common Stock. Note 1.d. In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to Purchase Common Stock of Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.d. There are hereby registered such indeterminate number of Rights to Purchase Common Stock as may be issued as a dividend for which no separate consideration will be received to holders of Common Stock and related securities entitling such holders to subscribe for and purchase Common Stock registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis, L.P. by Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.d. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Euro Finance LLC by Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Yen Finance LLC by Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Sterling Finance LLC by Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Shares of Prologis, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Prologis, L.P.
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Euro Finance LLC by Prologis, L.P.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Yen Finance LLC by Prologis, L.P.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Prologis Sterling Finance LLC by Prologis, L.P.
Fee Rate	0.01531%
Offering Note	See Offering Note 4.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Prologis Euro Finance LLC
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Prologis Yen Finance LLC
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.
Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Prologis Sterling Finance LLC
Fee Rate	0.01531%
Offering Note	See Offering Notes 1.a. and 1.d.